INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2019 USD ($) containership vessel Rate	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Jun. 05, 2015 vessel	Dec. 31, 2014 vessel
Sale Leaseback Transaction [Line Items]
Term of charters, minimum (in years)		5 years
Number of vlccs sold, direct financing lease		0	6
Number of VLCCs accounts for as leaseback assets		3
Term of charters, maximum (in years)		8 years
Number of offshore supply vessels under operating leases			2
Vessel impairment charge | $		$ (60,054)	$ (64,338)	$ 0
Number of container vessels accounted for as direct financing leases		19	19
Number of container vessels contracted to be chartered in	2	4	2
Assets accounted for as sales-type lease		3	1
Number of container vessels providing a fixed price put option, purchase option or purchase obligation		4
Term of lease or charter	15 years	7 years
Number of container vessels providing the charterer with purchase options and put options		15
Number of offshore supply vessels | containership		4
Minimum lease revenues | $		$ 1,085,642
Interest income related parties – direct financing leases | $		$ 3,796	$ 9,623	$ 16,362
Number of vessels accounted for as leaseback assets		6
Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessel charters		26	24
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Number of vessel charters		6	0
Property subject to direct financing leases
Sale Leaseback Transaction [Line Items]
Vessel impairment charge | $		$ (5,000)
Frontline Charterers
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties		3	3		17
Minimum lease revenues | $		$ 140,800
Frontline Charterers | Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties		3	3
Front Energy And Front Force | Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of VLCCs accounted for as leaseback assets		2
Frontline Shipping
Sale Leaseback Transaction [Line Items]
Number of VLCCs accounts for as leaseback assets		2
Percentage share of joint costs | Rate		50.00%
Deep Sea Supply BTG
Sale Leaseback Transaction [Line Items]
Number of offshore supply vessels under finance lease		1
Number of offshore supply vessels			5			5
Sea Cheetah and Sea Jaguar | Deep Sea Supply BTG
Sale Leaseback Transaction [Line Items]
Number of offshore supply vessels under operating leases		4
MSC Margarita And MSC Vidhi
Sale Leaseback Transaction [Line Items]
Number of container vessels contracted to be chartered in		2
Term of lease or charter		5 years
Investments in leaseback assets | $		$ 27,300
Front Page, Front Status, Front Serenade, And Front Ariake [Member]
Sale Leaseback Transaction [Line Items]
Vessel impairment charge | $			$ (38,900)
Front Page, Front Status, Front Serenade And Front Circassia
Sale Leaseback Transaction [Line Items]
Number of VLCCs accounts for as leaseback assets			4
Sea Leopard
Sale Leaseback Transaction [Line Items]
Number of offshore supply vessels			1
Hunter Group ASA [Member]
Sale Leaseback Transaction [Line Items]
Term of lease or charter		5 years
Number of vessels accounted for as leaseback assets		3
MSC Mediterranean Shipping Company S.A. [Member]
Sale Leaseback Transaction [Line Items]
Term of lease or charter		15 years
MSC
Sale Leaseback Transaction [Line Items]
Term of lease or charter		6 years
Number of vessels accounted for as leaseback assets		3